FGF-Q1

Quarterly Report
August 31, 2026
MFS®  International Growth Fund

Portfolio of Investments
8/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 2.7%
Rolls-Royce Holdings PLC	30,043,393	$619,796,117
Alcoholic Beverages – 3.4%
Diageo PLC	8,701,875	$201,508,988
Heineken N.V.	5,554,606	469,056,736
Pernod Ricard S.A.	1,518,794	113,787,956
		$784,353,680
Apparel, Footwear, & Accessories – 1.6%
LVMH Moet Hennessy Louis Vuitton SE	688,841	$362,695,707
Brokerage & Asset Managers – 1.2%
Banco BTG Pactual S.A.	12,147,364	$128,259,359
XP, Inc.	7,724,799	140,823,086
		$269,082,445
Business Services – 4.0%
Compass Group PLC	5,831,509	$178,146,815
Experian PLC	8,498,660	348,533,235
Nomura Research Institute Ltd.	4,429,300	145,195,339
OBIC Co. Ltd.	5,699,100	181,407,972
Sodexo	958,370	64,453,942
		$917,737,303
Chemicals – 9.9%
Air Liquide S.A.	2,272,684	$447,557,605
Akzo Nobel N.V.	1,552,835	111,287,960
Linde PLC	1,043,580	510,915,896
Resonac Holdings Corp.	7,086,100	692,528,602
SUMCO Corp.	5,793,400	121,107,504
Symrise AG	2,950,889	316,025,045
UPL Ltd.	13,683,655	80,831,414
		$2,280,254,026
Construction – 1.8%
James Hardie Industries PLC, GDR (a)	6,480,918	$192,688,882
Kingspan Group PLC	796,067	94,778,797
Sika AG	517,357	122,915,089
		$410,382,768
Consumer Products – 1.3%
Haleon PLC	42,400,757	$211,308,603
L’Oréal S.A.	199,560	89,173,002
		$300,481,605
Diversified Financial Services – 4.3%
B3 S.A. - Brasil Bolsa Balcao	69,835,700	$218,609,307
Deutsche Boerse AG	1,385,314	463,423,890
Element Fleet Management Corp.	9,386,886	178,465,635
London Stock Exchange Group PLC	1,063,520	129,237,335
		$989,736,167
Electrical Equipment – 4.3%
Schneider Electric SE	2,863,228	$979,775,065

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 0.6%
Reliance Industries Ltd.	9,813,785	$131,303,193
Entertainment & Leisure – 2.9%
Tencent Holdings Ltd.	11,534,700	$662,614,137
Food & Beverages – 2.8%
Nestle S.A.	6,577,577	$641,361,563
Food & Drug Stores – 0.3%
Seven & I Holdings Co. Ltd.	4,416,900	$56,016,522
Sugi Holdings Co. Ltd.	2,781,300	22,818,601
		$78,835,123
Hardware, Peripherals, & Assembly – 3.8%
Amadeus IT Group S.A.	5,388,619	$364,407,567
Capgemini SE	755,230	94,083,668
Hitachi Ltd.	12,344,900	420,228,897
		$878,720,132
Insurance – 2.4%
AIA Group Ltd.	57,334,200	$557,729,239
Interactive Media Services – 0.5%
LY Corp.	32,629,100	$113,825,102
Machinery & Tools – 7.9%
Assa Abloy AB	11,473,232	$427,896,036
Atlas Copco AB	9,867,720	212,238,944
Delta Electronics, Inc.	8,488,000	489,095,631
GEA Group AG	4,361,812	340,466,137
RB Global, Inc. (l)	3,932,999	332,869,716
		$1,802,566,464
Media – 1.2%
NAVER Corp.	475,036	$75,319,898
RELX PLC	5,608,790	203,069,712
		$278,389,610
Medical Equipment – 1.5%
Sonova Holding AG	469,524	$134,871,619
Terumo Corp.	12,947,800	201,689,014
		$336,560,633
Metals & Mining – 6.4%
Agnico Eagle Mines Ltd.	2,913,052	$591,101,854
Franco-Nevada Corp.	2,156,270	567,231,487
Glencore PLC	24,039,643	192,513,726
Northern Star Resources Ltd. Co.	7,624,276	127,427,445
		$1,478,274,512
Non-Global Systemically Important Banks – 5.4%
Credicorp Ltd.	680,273	$249,238,422
DBS Group Holdings Ltd.	7,368,040	448,655,728
Grupo Financiero Banorte S.A. de C.V.	18,303,369	207,258,951
HDFC Bank Ltd.	32,671,693	243,369,680
ICICI Bank Ltd.	5,630,071	85,834,047
		$1,234,356,828

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.9%
Tenaris S.A.	7,668,743	$213,159,449
Pharmaceuticals & Biotechnology – 6.8%
AstraZeneca PLC	3,381,251	$545,892,303
Daiichi Sankyo Co. Ltd.	10,656,800	189,322,938
Merck KGaA	926,140	149,530,281
Novartis AG	4,504,011	686,787,154
		$1,571,532,676
Retail & E-commerce – 2.6%
Alibaba Group Holding Ltd.	9,422,300	$134,441,524
Mercadolibre, Inc. (a)	44,163	85,508,401
Nitori Co. Ltd. (l)	7,245,000	138,233,239
Pan Pacific International Holdings Corp.	20,653,565	104,334,441
Zalando SE (a)	4,276,332	122,440,768
		$584,958,373
Semiconductor & Electronic Components – 10.2%
ASML Holding N.V.	249,686	$421,054,867
Globalwafers Co. Ltd.	9,806,000	281,920,181
Taiwan Semiconductor Manufacturing Co. Ltd.	21,711,000	1,639,798,465
		$2,342,773,513
Software – 6.5%
Dassault Systèmes	11,410,977	$302,730,820
Kingsoft Corp.	14,093,000	44,632,405
Oracle Corp.	924,400	54,515,007
SAP SE	4,077,405	904,122,937
Totvs S.A.	16,007,200	109,514,574
Wisetech Global Ltd.	2,437,664	70,536,978
		$1,486,052,721
Travel, Gaming, & Lodging – 1.7%
Aristocrat Leisure Ltd.	4,016,251	$175,330,486
Flutter Entertainment PLC (a)	1,830,100	183,339,418
Lottery Corp. Ltd.	10,231,849	36,587,384
		$395,257,288
Utilities – 0.2%
China Resources Gas Group Ltd.	21,122,200	$45,882,780
Total Common Stocks		$22,748,448,219
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 3.75% (v)	149,217,151	$149,232,072
Collateral for Securities Loaned – 0.6%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.62% (j)	133,390,372	$133,390,372

Other Assets, Less Liabilities – (0.3)%		(76,294,485)
Net Assets – 100.0%		$22,954,776,178

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $149,232,072 and
$22,881,838,591, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

Portfolio of Investments (unaudited) – continued
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$404,578,700	$2,225,428,134	$—	$2,630,006,834
France	2,454,257,765	—	—	2,454,257,765
Japan	954,736,078	1,486,487,100	—	2,441,223,178
Taiwan	281,920,181	2,128,894,096	—	2,410,814,277
Germany	2,296,009,058	—	—	2,296,009,058
Canada	1,669,668,692	—	—	1,669,668,692
Switzerland	1,585,935,425	—	—	1,585,935,425
Netherlands	1,001,399,563	—	—	1,001,399,563
United States	972,452,597	—	—	972,452,597
Other Countries	4,054,545,299	1,232,135,531	—	5,286,680,830
Investment Companies	282,622,444	—	—	282,622,444
Total	$15,958,125,802	$7,072,944,861	$—	$23,031,070,663
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended August 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$249,782,278	$635,531,807	$736,057,986	$7,557	$(31,584)	$149,232,072

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,591,559	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2026, are as follows:
United Kingdom	11.5%
France	10.7%
Japan	10.7%
Taiwan	10.5%
Germany	10.0%
Canada	7.3%
Switzerland	6.9%
Netherlands	4.4%
United States	4.2%
Other Countries	23.8%